Consolidated Statement of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Unrealized gain (loss) on hedging transactions, tax	$ 129
Unrealized gain (loss) on hedging transactions, tax		$ 165